Voya Target Retirement 2020 Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 25.2%
2,504	iShares 20+ Year Treasury Bond ETF	$ 388,896	2.0
3,182	iShares Core S&P 500 ETF	941,586	4.9
13,184	iShares Core U.S. Aggregate Bond ETF	1,532,245	8.1
21,201	Schwab U.S. TIPS ETF	1,237,503	6.5
2,656	Vanguard Real Estate ETF	231,948	1.2
2,753	Vanguard Russell 1000 Growth ETF	474,782	2.5

	Total Exchange-Traded Funds
	(Cost $4,687,887)	4,806,960	25.2

MUTUAL FUNDS: 74.8%
	Affiliated Investment Companies: 72.8%
61,057	Voya Floating Rate Fund - Class P3	568,445	3.0
59,488	Voya Global Bond Fund - Class P3	575,251	3.0
449,561	Voya Intermediate Bond Fund - Class P3	4,796,819	25.3
25,576	Voya Large Cap Growth Fund - Class P3	1,188,498	6.3
82,173	Voya Large Cap Value Fund - Class P3	937,595	4.9
1,981	(1) Voya MidCap Opportunities Fund - Class P3	47,129	0.2
35,383	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	424,602	2.2
106,087	Voya Multi-Manager International Factors Fund - Class P3	943,114	5.0
5,388	Voya Multi-Manager Mid Cap Value Fund - Class P3	46,876	0.2
249,538	Voya Short Term Bond Fund - Class P3	2,482,902	13.1
96,741	Voya Strategic Income Opportunities Fund - Class P3	999,331	5.2
72,759	Voya U.S. High Dividend Low Volatility Fund - Class P3	841,093	4.4
		13,851,655	72.8

	Unaffiliated Investment Companies: 2.0%
11,626	TIAA-CREF S&P 500 Index Fund - Class I	377,274	2.0

	Total Mutual Funds
	(Cost $14,429,394)	14,228,929	74.8

	Total Investments in Securities (Cost $19,117,281)	$ 19,035,889	100.0
	Assets in Excess of Other Liabilities	3,517	0.0
	Net Assets	$ 19,039,406	100.0

(1)	Non-income producing security.

Voya Target Retirement 2020 Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 29, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 29, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$ 4,806,960	$ –	$ –	$ 4,806,960
Mutual Funds	14,228,929	–	–	14,228,929
Total Investments, at fair value	$ 19,035,889	$ –	$ –	$ 19,035,889

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 29, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 2/29/20	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class P3	$373,216	$336,020	$(128,472)	$(12,319)	$568,445	$24,441	$(3,659)	$-
Voya Global Bond Fund - Class P3	375,650	328,976	(133,715)	4,340	575,251	22,240	174	-
Voya Intermediate Bond Fund - Class P3	2,502,185	4,648,908	(2,392,778)	38,504	4,796,819	122,220	140,567	3,201
Voya Large Cap Growth Fund - Class P3	856,011	1,272,175	(870,337)	(69,351)	1,188,498	6,885	107,631	40,805
Voya Large Cap Value Fund - Class P3	645,414	907,088	(490,903)	(124,004)	937,595	14,661	45,894	56,227
Voya MidCap Opportunities Fund - Class P3	123,307	57,147	(129,854)	(3,471)	47,129	-	8,297	4,608
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	372,110	414,202	(341,997)	(19,713)	424,602	6,651	27,291	2,055
Voya Multi-Manager International Factors Fund - Class P3	988,067	753,660	(780,000)	(18,613)	943,114	30,328	2,498	-
Voya Multi-Manager Mid Cap Value Fund - Class P3	122,554	63,437	(137,040)	(2,075)	46,876	895	2,826	6,573
Voya Short Term Bond Fund - Class P3	1,244,388	1,746,473	(523,076)	15,117	2,482,902	44,851	10,719	-
Voya Strategic Income Opportunities Fund - Class P3	-	1,454,133	(457,468)	2,666	999,331	21,915	5,049	-
Voya Strategic Income Opportunities Fund - Class R6	748,563	131,481	(876,449)	(3,595)	-	9,953	92	-
Voya U.S. High Dividend Low Volatility Fund - Class P3	736,532	656,577	(490,476)	(61,540)	841,093	17,163	57,929	8,940
	$9,087,997	$12,770,277	$(7,752,565)	$(254,054)	$13,851,655	$322,203	$405,308	$122,409

The financial statements for the above mutual fund[s] can be found at  www.sec.gov.

At February 29, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $19,229,698.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$ 300,030
Gross Unrealized Depreciation	(493,839)
Net Unrealized Depreciation	$ (193,809)